NET INCOME PER SHARE	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
NET INCOME PER SHARE
NET INCOME PER SHARE

18.          NET INCOME PER SHARE

Basic and diluted net income per share for each of the periods presented were calculated as follows:

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Numerator:
Net income attributable to shareholders of the Company	2,895,087	2,159,337
Net income attributable to Class A and Class B ordinary shareholders for computing basic and diluted net income per share	2,895,087	2,159,337
Denominator:
Weighted average Class A and Class B ordinary shares outstanding used in computing basic income per ordinary share	305,886,883	311,109,257
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted share units using the treasury stock method	15,071,309	9,141,937
Weighted average Class A and Class B ordinary shares outstanding used in computing diluted income per ordinary share	320,958,192	320,251,194
Basic net income per share	9.46	6.94
Diluted net income per share	9.02	6.74

For the six months ended June 30, 2021 and 2022, no options or restricted share units were excluded from the calculation of diluted net income per share due to the anti-dilutive effect.

15.          NET INCOME PER SHARE

Basic and diluted net income per share for each of the periods presented were calculated as follows:

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Numerator:
Net income attributable to shareholders of the Company	4,459,164	3,152,172
Denominator:
Weighted average Class A and Class B ordinary shares outstanding used in computing basic income per ordinary share	306,641,972	311,571,575
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method	14,304,755	9,653,228
Weighted average Class A and Class B ordinary shares outstanding used in computing diluted income per ordinary share	320,946,727	321,224,803
Basic net income per share	14.54	10.12
Diluted net income per share	13.89	9.81

For the nine months ended September 30, 2021 and 2022, no options or restricted share units were excluded from the calculation of diluted net income per share due to the anti-dilutive effect.